Hedging - Cash Flow Hedging (Details) (Cash flow hedging, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI on derivative (effective portion)	$ 15,871		$ (11,111)
Gain (loss) reclassified from AOCI into income (effective portion)	2,918	[1]	(22,388)	[1]
Gain (loss) recognized in income on derivative (ineffective portion)	(539)	[1]	(1,562)	[1]
Currency Hedge Portfolio
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI on derivative (effective portion)	36,783		(12,559)
Gain (loss) reclassified from AOCI into income (effective portion)	7,391	[1]	(29,858)	[1]
Gain (loss) recognized in income on derivative (ineffective portion)	0	[1]	0	[1]
Bunker Fuel Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI on derivative (effective portion)	(20,912)		1,448
Gain (loss) reclassified from AOCI into income (effective portion)	(4,473)	[1]	7,470	[1]
Gain (loss) recognized in income on derivative (ineffective portion)	$ (539)	[1]	$ (1,562)	[1]

[1]	Both the gain (loss) reclassified from "AOCI" into income (effective portion) and the gain (loss) recognized in income on derivative (ineffective portion), if any, are included in "Net sales" for the currency hedge portfolio and "Cost of sales" for bunker fuel forward contracts.